Paradigm Select Fund
Investment Objective
The Select Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Paradigm Select Fund
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
REDEMPTION FEES (as a percentage of the amount redeemed) On shares sold after holding them for 90 days or less	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Paradigm Select Fund
Management Fees	1.50%
Distribution 12b-1 Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.53%
Fee Waiver/Expense Reimbursement	(0.35%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.18%
[1]	The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.15% of its average daily net assets through April 30, 2018. The fee waiver will automatically terminate on April 30, 2018 unless it is renewed by the Advisor. The Advisor may not terminate the fee waiver before April 30, 2018.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Paradigm Select Fund | USD ($)	120	449	801	1,794

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.47% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Select Fund invests primarily in the common stocks of companies with market capitalizations between $500 million and $10 billion at the time of purchase that the Advisor believes have the potential for capital appreciation. The Fund may be overweight in certain sectors at various times. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired.

The Principal Risks of Investing in the Fund

Risks of Small and Mid Capitalization Companies

The Fund invests in the stocks of small and mid capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small and mid capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small and mid capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor’s strategy may fail to produce the intended results.

Performance

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.paradigm-funds.com or by calling 1-800-595-3044. The bar chart shows calendar year total returns for the Fund for each of the last 10 years.

Best Quarter (June 30, 2009) +16.63% Worst Quarter (December 31, 2008) -23.81%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/16
Average Annual Total Returns - Paradigm Select Fund	1 Year	5 Years	10 Years
Paradigm Select Fund	15.98%	11.66%	7.17%
Paradigm Select Fund | After Taxes on Distributions	15.64%	9.14%	5.93%
Paradigm Select Fund | After Taxes on Distributions and Sales	9.07%	8.75%	5.53%
Russell 2500 Index (does not reflect deductions for fees, expenses or taxes)	17.59%	14.54%	7.69%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.